COMMON AND PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SUMMARY OF PREFERRED STOCK UNDECLARED DIVIDENDS IN ARREARS

The following table summarizes the preferred stock dividends in arrears at December 31, 2022:

	Date paid / Arrears date	Dividends Per Share	Dividend Arrears (in 000’s)
Common Stock Dividends: *
	4/30/2015	$0.050	$0.050
	7/31/2015	0.055	0.055
	10/31/2015	0.060	0.060
For the year ended December 31, 2015		$0.165	$0.165

Preferred Stock Dividends:
	3/31/2017	$0.68	$—
	6/30/2017	0.68	—
	9/30/2017	0.68	—
	12/31/2017	$0.68	$1,912
For the year ended December 31, 2017		$0.68	$1,912

	3/31/2018	$0.68	$1,912
	6/30/2018	0.68	1,912
	9/30/2018	0.68	1,912
	12/31/2018	0.80	2,249
For the year ended December 31, 2018		$2.84	$7,985

	3/31/2019	$0.80	$2,250
	6/30/2019	0.80	2,249
	9/30/2019	0.80	2,249
	12/31/2019	0.80	2,249
For the year ended December 31, 2019		$3.20	$8,997
	3/31/2020	$0.80	$2,250
	6/30/2020	0.80	2,249
	9/30/2020	0.80	2,249
	12/31/2020	0.80	2,249
For the year ended December 31, 2020		$3.20	$8,997
	3/31/2021	$0.80	$2,250
	6/30/2021	0.80	2,249
	9/30/2021	0.80	2,249
	12/31/2021	0.80	2,249
For the year ended December 31, 2021		$3.20	$8,997
	3/31/2022	0.80	2,250
	6/30/2022	0.80	2,249
	9/30/2022	0.80	2,249
	12/31/2022	0.80	2,249
For the year ended December 31, 2022		$3.20	$8,997
Cumulative Total Outstanding			$45,885

*	The Board has suspended payment of the quarterly dividend on the Series A Preferred Stock indefinitely. Such dividend suspension does not trigger a default under the Company’s outstanding indebtedness.